Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment

NXT has an operating lease commitment on its Calgary office space for a term through April 30, 2015 at a minimum monthly lease payment of $28,571 (including estimated operating costs). As at December 31, 2013, the estimated remaining minimum annual lease commitment is as follows:

Total minimum
For the year ending December 31	lease payments
2014	$342,850
2015	114,283
457,133